Issuance of common units and Series A Preferred Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Proceeds from Issuance of Common Limited Partners Units	$ 818		$ 1,029
Compensation Paid to Agent	$ 200	$ 100	$ 200	$ 1,300
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	52,603	0	53,160	358,869
Proceeds from Issuance of Common Limited Partners Units	$ 800		$ 1,000	$ 6,400
Average Gross Sales Price Per Share	$ 15.75		$ 19.60
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	336,992	126,743	496,520	2,489,325
Proceeds from Issuance of Preferred Limited Partners Units	$ 8,300	$ 3,200	$ 13,100	$ 63,200
Average Gross Sales Price Per Share	$ 25.12	$ 25.50	$ 26.79